LOGO


                                                  111 Corcoran
                                                   Bond Fund

                                               Semi-Annual Report


                                                November 30, 1996


Federated Securities Corp. is the distributor of the fund.

Cusip 682365200
2122402 (1/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran Bond Fund, which covers the six-month period ended November 30, 1996.

This report contains complete information about the fund's operation during the reporting period, including an investment review by the fund's portfolio manager, a listing of the fund's bond holdings, and the fund's financial statements.

To help your investment earn income, the fund invests primarily in U.S. government bonds and corporate bonds rated A or better by a nationally recognized rating agency. At the end of the six-month reporting period, the fund's portfolio was primarily composed of government obligations (83.6%), followed by corporate bonds (15.7%), and short-term obligations consisting of a U.S. Treasury note (1.1%) and a money market fund investment (1.3%).

During the six-month period ended November 30, 1996, the fund produced a total return based on net asset value of 7.18% through income totaling $0.33 per share, and a 4% increase in net asset value. The fund's net assets stood at $90 million at the end of the period.*

Thank you for selecting 111 Corcoran Bond Fund as a high quality income investment. We will continue to keep you informed about your fund's progress.

Sincerely,

LOGO

Edward C. Gonzales
President
January 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the fund's sales charge was 2.36%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

After a flat first fiscal quarter, the bond market staged a good rally into November 1996. This was a welcome change from the weak market early in the year. 111 Corcoran Bond Fund produced a satisfying total return based on net asset value of 7.18% for the six-month reporting period ended November 30, 1996.

The yield curve flattened during the reporting period and, as a result, we feel that intermediate maturity bonds currently represent the best risk-reward and that governments and CMO's are still the best value versus corporates.

Although there are some negatives going into 1997, we are relatively optimistic. We believe inflation should remain under control and the political balance of power should move in a conservative direction. We plan to emphasize quality in the portfolio. We simply do not think there is enough extra yield in lower quality issues to assume the extra risk at this time.

111 CORCORAN BOND FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--15.7%
------------------------------------------------------------------------------------
                  ASSET-BACKED SECURITIES--0.5%
                  ------------------------------------------------------------------
$  500,000        Discover Card Trust , 6.25%, Series 19963 B, 8/18/2008               $   481,565
                  ------------------------------------------------------------------   -----------
                  AUTO/TRUCK MANUFACTURER--1.2%
                  ------------------------------------------------------------------
 1,000,000        Ford Motor Co., 9.00%, 9/15/2001                                       1,109,300
                  ------------------------------------------------------------------   -----------
                  CONSUMER PRODUCTS--3.2%
                  ------------------------------------------------------------------
 1,000,000        Philip Morris Cos., Inc., 7.125%, 8/15/2002                            1,022,820
                  ------------------------------------------------------------------
 1,000,000        Philip Morris Cos., Inc., 9.00%, 1/1/2001                              1,090,310
                  ------------------------------------------------------------------
   750,000        RJR Nabisco, Inc., 8.00%, 1/15/2000                                      787,057
                  ------------------------------------------------------------------   -----------
                  Total                                                                  2,900,187
                  ------------------------------------------------------------------   -----------
                  FINANCE--INSURANCE--1.7%
                  ------------------------------------------------------------------
   500,000        Cigna Corp., 7.40%, 1/15/2003                                            522,165
                  ------------------------------------------------------------------
 1,000,000        Continental Corp., 7.25%, 3/1/2003                                     1,034,690
                  ------------------------------------------------------------------   -----------
                  Total                                                                  1,556,855
                  ------------------------------------------------------------------   -----------
                  FINANCIAL SECURITIES--1.1%
                  ------------------------------------------------------------------
 1,000,000        Salomon, Inc., 6.875%, 12/15/2003                                      1,000,820
                  ------------------------------------------------------------------   -----------
                  METALS--0.6%
                  ------------------------------------------------------------------
   500,000        Reynolds Metals Co., 9.00%, 8/15/2003                                    564,255
                  ------------------------------------------------------------------   -----------
                  MULTI-INDUSTRY--1.0%
                  ------------------------------------------------------------------
   750,000        Loews Corp., 8.875%, 4/15/2011                                           880,995
                  ------------------------------------------------------------------   -----------
                  RETAIL TRADE--1.2%
                  ------------------------------------------------------------------
 1,000,000        Penney (J.C.) Co., Inc., 7.375%, 8/15/2008                             1,054,660
                  ------------------------------------------------------------------   -----------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
CORPORATE BONDS--CONTINUED
------------------------------------------------------------------------------------
                  UTILITIES--5.2%
                  ------------------------------------------------------------------
$1,000,000        Gulf States Utilities Co., 6.77%, 8/1/2005                           $   989,170
                  ------------------------------------------------------------------
 1,000,000        Pacific Gas & Electric Co., MTN, 7.75%, 6/30/2004                      1,067,200
                  ------------------------------------------------------------------
 1,500,000        Southwestern Bell Telephone Co., 7.375%, 5/1/2012                      1,502,610
                  ------------------------------------------------------------------
 1,000,000        West Penn Power Co., 7.875%, 12/1/2004                                 1,065,710
                  ------------------------------------------------------------------   -----------
                  Total                                                                  4,624,690
                  ------------------------------------------------------------------   -----------
                  TOTAL CORPORATE BONDS (IDENTIFIED COST $13,380,965)                   14,173,327
                  ------------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--83.6%
------------------------------------------------------------------------------------
                  FARM CREDIT SYSTEM FINANCIAL ASSISTANCE CORP.--0.6%
                  ------------------------------------------------------------------
   500,000        9.20%, 9/27/2005                                                         548,935
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN BANK--13.0%
                  ------------------------------------------------------------------
 1,250,000    (a) 4.914% Structured Note, 12/2/1996                                      1,213,999
                  ------------------------------------------------------------------
   500,000    (a) 4.449% Structured Note, 12/3/1996                                        494,210
                  ------------------------------------------------------------------
 1,000,000    (a) 5.675% Structured Note, 12/23/1996                                       978,990
                  ------------------------------------------------------------------
   500,000    (a) 5.05% Structured Note, 12/29/1996                                        488,205
                  ------------------------------------------------------------------
 1,000,000    (a) 3.81% Structured Note, 2/25/1997                                         968,946
                  ------------------------------------------------------------------
   750,000    (a) 4.081% Structured Note, 6/2/1997                                         728,616
                  ------------------------------------------------------------------
 1,000,000    (a) 6.25% Step-Up, 5/11/1998                                               1,008,540
                  ------------------------------------------------------------------
 1,550,000    (a) 5.20% Step-Up, 10/20/1998                                              1,524,673
                  ------------------------------------------------------------------
 1,000,000        6.30%, 11/28/2000                                                      1,000,000
                  ------------------------------------------------------------------
 1,000,000        6.48%, 3/27/2001                                                       1,008,298
                  ------------------------------------------------------------------
 1,250,000        6.75%, 10/29/2001                                                      1,263,619
                  ------------------------------------------------------------------
 1,000,000        6.33%, 11/20/2001                                                      1,002,280
                  ------------------------------------------------------------------   -----------
                  Total                                                                 11,680,376
                  ------------------------------------------------------------------   -----------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--33.5%
                  ------------------------------------------------------------------
 2,500,000    (a) 5.00% Structured Note, 3/10/1997                                       2,434,650
                  ------------------------------------------------------------------
 1,000,000    (a) 4.75% Structured Note, Step-Up, 9/20/1997                                991,240
                  ------------------------------------------------------------------
 1,000,000        5.90%, 4/21/2000                                                         996,310
                  ------------------------------------------------------------------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
                  ------------------------------------------------------------------
$1,000,000        5.69%, 11/29/2000                                                    $   985,830
                  ------------------------------------------------------------------
   500,000        6.80%, 9/18/2002                                                         500,750
                  ------------------------------------------------------------------
 1,000,000        8.19%, 10/6/2004                                                       1,049,810
                  ------------------------------------------------------------------
   128,808        5.00%, Series 1194F, 11/15/2005                                          127,744
                  ------------------------------------------------------------------
 1,500,000        7.50%, Series 1143VD, 1/15/2006                                        1,557,720
                  ------------------------------------------------------------------
 1,000,000        8.00%, Series 1033G, 1/15/2006                                         1,034,190
                  ------------------------------------------------------------------
 1,000,000        6.00%, Series 1366G, 5/15/2006                                           987,130
                  ------------------------------------------------------------------
 2,500,000        6.25%, Series 1506G, 10/15/2006                                        2,461,525
                  ------------------------------------------------------------------
 4,000,000        8.00%, Series 1171G, 11/15/2006                                        4,239,000
                  ------------------------------------------------------------------
 1,490,000        6.00%, Series 1337C, 12/15/2006                                        1,465,102
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1187H, 12/15/2006                                        1,020,450
                  ------------------------------------------------------------------
    84,445        6.50%, Series 1422E, 2/15/2007                                            82,014
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1338J, 2/15/2007                                         1,018,070
                  ------------------------------------------------------------------
 1,500,000        6.25%, Series 1553E, 4/15/2007                                         1,497,945
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1458J, 8/15/2007                                         1,026,590
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1341K, 8/15/2007                                         1,010,520
                  ------------------------------------------------------------------
 1,000,000        6.50%, Series 1551E, 9/15/2007                                         1,009,600
                  ------------------------------------------------------------------
   176,459        6.50%, Series 1452C, 12/15/2007                                          169,593
                  ------------------------------------------------------------------
   400,000        7.00%, Series 1324VE, 8/15/2008                                          403,448
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1465GA, 2/15/2008                                        1,004,640
                  ------------------------------------------------------------------
 1,000,000        7.00%, Series 1477ID, 11/15/2009                                       1,007,300
                  ------------------------------------------------------------------
   595,000        7.00%, Series 1468M, 1/15/2010                                           598,576
                  ------------------------------------------------------------------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                  VALUE
----------        ------------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--CONTINUED
------------------------------------------------------------------------------------
                  FEDERAL HOME LOAN MORTGAGE CORPORATION--CONTINUED
                  ------------------------------------------------------------------
$1,000,000        6.85%, Series 1808VB, 10/15/2010                                     $   985,000
                  ------------------------------------------------------------------
   500,000        7.00%, Series 1228H, 2/15/2022                                           487,820
                  ------------------------------------------------------------------   -----------
                  Total                                                                 30,152,567
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--15.2%
                  ------------------------------------------------------------------
 1,700,000    (a) 6.78125%, Structured Note, Inverse Floater, 12/2/1996                  1,700,034
                  ------------------------------------------------------------------
 2,000,000        7.30%, 10/28/2002                                                      2,020,620
                  ------------------------------------------------------------------
 2,000,000        6.675%, 4/10/2003                                                      2,003,060
                  ------------------------------------------------------------------
 1,000,000        7.00%, 9/3/2003                                                        1,020,730
                  ------------------------------------------------------------------
 1,000,000        6.48%, 2/18/2004                                                         987,900
                  ------------------------------------------------------------------
 2,000,000        8.25%, 10/12/2004                                                      2,103,540
                  ------------------------------------------------------------------
 2,775,000        8.50%, 2/1/2005                                                        2,951,018
                  ------------------------------------------------------------------
 1,000,000        Principal STRIP, 4/12/2006 (Callable 4/12/1999 @ 100)                    864,980
                  ------------------------------------------------------------------   -----------
                  Total                                                                 13,651,882
                  ------------------------------------------------------------------   -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMIC--17.8%
                  ------------------------------------------------------------------
 1,000,000        7.00%, REMIC, Series 199479G, 11/25/2004                               1,022,800
                  ------------------------------------------------------------------
 1,450,000        7.50%, REMIC, Series 199248G, 11/25/2005                               1,482,857
                  ------------------------------------------------------------------
 1,000,000        7.00%, REMIC, Series 199270H, 4/25/2006                                1,015,580
                  ------------------------------------------------------------------
 1,000,000        7.50%, REMIC, Series 199336J, 5/25/2006                                1,021,580
                  ------------------------------------------------------------------
 2,000,000        7.00%, REMIC, Series 1993139KD, 7/25/2006                              2,043,448
                  ------------------------------------------------------------------
 1,000,000        8.00%, REMIC, Series 1991150G, 11/25/2006                              1,051,710
                  ------------------------------------------------------------------
 1,000,000        7.25%, REMIC, Series 199250J, 12/25/2006                               1,024,510
                  ------------------------------------------------------------------
 1,000,000        7.00%, REMIC, Series 199253G, 4/25/2007                                1,016,130
                  ------------------------------------------------------------------
 1,000,000        6.00%, REMIC, Series 1993209H, 3/25/2008                                 968,960
                  ------------------------------------------------------------------
   996,078        6.00%, REMIC, Series 199376B, 6/25/2008                                  923,952
                  ------------------------------------------------------------------
 2,500,000        6.50%, REMIC, Series 199427CB, 9/25/2008                               2,487,550
                  ------------------------------------------------------------------


111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                                                 CREDIT
OR SHARES                                                                                RATING*
----------        ------------------------------------------------------------------   -----------
GOVERNMENT OBLIGATIONS--CONTINUED
-----------------------------------------------------------------------------------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMIC--CONTINUED
                  -----------------------------------------------------------------
$1,000,000        6.75%, REMIC, Series 199333H, 9/25/2008                             $ 1,013,720
                  -----------------------------------------------------------------
 1,000,000        7.00%, REMIC, Series 1992124D, 4/25/2010                                999,590
                  -----------------------------------------------------------------   -----------
                  Total                                                                16,072,387
                  -----------------------------------------------------------------   -----------
                  STUDENT LOAN MARKETING ASSOCIATION--2.2%
                  -----------------------------------------------------------------
 2,000,000        6.38%, 12/11/2001                                                     2,002,200
                  -----------------------------------------------------------------   -----------
                  MORTGAGE BACKED SECURITIES--1.3%
                  -----------------------------------------------------------------
 1,250,000        CMC CMO, 5.98%, Series 1994CA14, 12/25/1996                           1,197,825
                  -----------------------------------------------------------------   -----------
                  TOTAL GOVERNMENT OBLIGATIONS (IDENTIFIED COST $74,530,466)           75,306,172
                  -----------------------------------------------------------------   -----------
U.S. TREASURY--1.1%
-----------------------------------------------------------------------------------
 1,000,000        United States Treasury Note, 5.75%, 8/15/2003
                  (IDENTIFIED COST $957,344)                                              989,680
                  -----------------------------------------------------------------   -----------
MUTUAL FUND--1.3%
-----------------------------------------------------------------------------------
 1,187,947        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)                  1,187,947
                  -----------------------------------------------------------------   -----------
                  TOTAL INVESTMENTS (IDENTIFIED COST $90,056,722)(B)                  $91,657,126
                  -----------------------------------------------------------------   -----------


(a) Current rate and next reset date are shown.

(b) The cost of investments for federal tax purposes amounts to $90,056,722. The net unrealized appreciation of investments on a federal tax basis amounts to $1,600,404 which is comprised of $2,201,881 appreciation and $601,477 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($90,083,269) at November 30, 1996.

The following abbreviations are used in this portfolio:

CMO    -- Collateralized Mortgage Obligation
MTN    -- Medium Term Note
REMIC  -- Real Estate Mortgage Investment Conduit
STRIP  -- Separate Trading of Registered Interest and Principal Securities


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $90,056,722)      $91,657,126
---------------------------------------------------------------------------------
Cash                                                                                      34,032
---------------------------------------------------------------------------------
Income receivable                                                                        939,430
---------------------------------------------------------------------------------
Deferred expenses                                                                          2,492
---------------------------------------------------------------------------------    -----------
     Total assets                                                                     92,633,080
---------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------
Payable for investments purchased                                      $2,000,000
--------------------------------------------------------------------
Income distribution payable                                               541,848
--------------------------------------------------------------------
Accrued expenses                                                            7,963
--------------------------------------------------------------------   ----------
     Total liabilities                                                                 2,549,811
---------------------------------------------------------------------------------    -----------
Net Assets for 8,883,144 shares outstanding                                          $90,083,269
---------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
Paid in capital                                                                      $92,455,577
---------------------------------------------------------------------------------
Net unrealized appreciation of investments                                             1,600,404
---------------------------------------------------------------------------------
Accumulated net realized loss on investments                                          (3,972,712)
---------------------------------------------------------------------------------    -----------
     Total Net Assets                                                                $90,083,269
---------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
---------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($90,083,269 / 8,883,144 shares
outstanding)                                                                              $10.14
---------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.14)*                                           $10.62
---------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $3,070,199
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------
Investment advisory fee                                                 $ 334,099
---------------------------------------------------------------------
Administrative personnel and services fee                                  66,404
---------------------------------------------------------------------
Custodian fees                                                             11,200
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   16,139
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   3,359
---------------------------------------------------------------------
Auditing fees                                                               7,946
---------------------------------------------------------------------
Legal fees                                                                  2,285
---------------------------------------------------------------------
Portfolio accounting fees                                                  29,832
---------------------------------------------------------------------
Share registration costs                                                   10,399
---------------------------------------------------------------------
Printing and postage                                                        4,728
---------------------------------------------------------------------
Insurance premiums                                                          4,277
---------------------------------------------------------------------
Miscellaneous                                                               7,733
---------------------------------------------------------------------   ---------
     Total expenses                                                       498,401
---------------------------------------------------------------------
  Waiver of investment advisory fee                                      (334,099)
---------------------------------------------------------------------   ---------
     Net expenses                                                                       164,302
---------------------------------------------------------------------------------    ----------
          Net investment income                                                       2,905,897
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                        190,827
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  3,068,751
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  3,259,578
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $6,165,475
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 NOVEMBER 30,    YEAR ENDED
                                                                     1996          MAY 31,
                                                                 (UNAUDITED)        1996
                                                                 ------------    -----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $2,905,897     $ 5,892,547
--------------------------------------------------------------
Net realized gain (loss) on investments ($190,827 net gain and
$1,187,066 net loss, respectively, as computed for federal tax
purposes)                                                            190,827         107,010
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               3,068,751      (2,089,765)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from operations                6,165,475       3,909,792
--------------------------------------------------------------   -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                          (2,905,897)     (5,902,091)
--------------------------------------------------------------   -----------     -----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       6,006,647      14,489,005
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                98,097         245,617
--------------------------------------------------------------
Cost of shares redeemed                                           (7,164,454)    (11,973,664)
--------------------------------------------------------------   -----------     -----------
     Change in net assets resulting from share transactions       (1,059,710)      2,760,958
--------------------------------------------------------------   -----------     -----------
          Change in net assets                                     2,199,868         768,659
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               87,883,401      87,114,742
--------------------------------------------------------------   -----------     -----------
End of period                                                    $90,083,269     $87,883,401
--------------------------------------------------------------   -----------     -----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                          SIX MONTHS
                                            ENDED
                                         (UNAUDITED)                   YEAR ENDED MAY 31,
                                         NOVEMBER 30,      -------------------------------------------
                                             1996           1996        1995        1994       1993(A)
                                         ------------      ------      ------      ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 9.78         $10.00      $ 9.63      $10.13      $10.00
--------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------
  Net investment income                       0.33           0.66        0.66        0.63        0.49
--------------------------------------
  Net realized and unrealized gain
  (loss) on investments                       0.36          (0.22)       0.37       (0.50)       0.13
--------------------------------------      ------         ------      ------      ------      ------
  Total from investment operations            0.69           0.44        1.03        0.13        0.62
--------------------------------------      ------         ------      ------      ------      ------
LESS DISTRIBUTIONS
--------------------------------------
  Distributions from net investment
  income                                     (0.33)         (0.66)      (0.66)      (0.63)      (0.49)
--------------------------------------      ------         ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD              $10.14         $ 9.78      $10.00      $ 9.63      $10.13
--------------------------------------      ------         ------      ------      ------      ------
TOTAL RETURN(B)                               7.18%          4.41%      11.32%       1.21%       6.28%
--------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------
  Expenses                                    0.37%*         0.32%       0.34%       0.50%       0.70%*
--------------------------------------
  Net investment income                       6.52%*         6.65%       6.98%       6.32%       6.00%*
--------------------------------------
  Expense waiver/reimbursement(c)             0.75%*         0.75%       0.75%       0.75%       0.78%*
--------------------------------------
SUPPLEMENTAL DATA
--------------------------------------
  Net assets, end of period (000
  omitted)                                 $90,083         $87,883     $87,115     $97,823     $31,928
--------------------------------------
  Portfolio turnover                             7%            32%         37%         76%         59%
--------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 15, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN BOND FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The 111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Bond Fund (the "Fund"), a diversified portfolio. The investment objective of the Fund is to achieve income. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal taxes are necessary. At May 31, 1996 the Fund, for federal tax purposes, had a capital loss carryforward of $4,085,059, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2002 $48,353, 2003 $2,849,640 and 2004 $1,187,066. Additionally, net
     capital losses of $78,365 attributable to security transactions incurred after October 31, 1995, are treated as arising on June 1, 1996, the first day of the Fund's next taxable year.

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                          SIX MONTHS ENDED        YEAR ENDED
                                                         NOVEMBER 30, 1996       MAY 31, 1996
------------------------------------------------------   ------------------     --------------
Shares sold                                                      9,925             1,440,835
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                         606,383                24,434
------------------------------------------------------
Shares redeemed                                               (721,778)           (1,187,303)
------------------------------------------------------        --------            ----------
Net change resulting from share transactions                  (105,470)              277,966
------------------------------------------------------        --------            ----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

111 CORCORAN BOND FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $46,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 1, 1992 (the date the Fund became effective). For the period ended November 30, 1996, the Fund paid $7,787 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $7,398,931
--------------------------------------------------------------------------------   ----------
Sales                                                                              $6,317,962
--------------------------------------------------------------------------------   ----------

TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

LOGO


                                                  111 Corcoran
                                                  Equity Fund

                                               Semi-Annual Report


                                                November 30, 1996


Federated Securities Corp. is the distributor of the fund.

Cusip 682365309
G00926-01 (1/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran Equity Fund, which covers the six-month period ended November 30, 1996.

This report contains complete information that includes an investment review by the fund's portfolio manager, a listing of the fund's stock holdings, and the fund's financial statements.

To help your money grow in value over the long term, the fund invests in a diversified portfolio of high-quality stocks. As you can see from the list of holdings, many of these stocks are issued by industry leaders whose products and services you may use every day.

During the six-month reporting period, the economic environment continued to offer extremely favorable opportunities for stocks. As a result, on November 30, 1996, the fund delivered a strong total return based on net asset value of 13.26% through income totaling $0.07 per share, and a 13% increase in net asset value. The fund's net assets soared over the six-month reporting period, rising from $29 million to $152.8 million.*

Thank you for selecting 111 Corcoran Equity Fund to help your investment grow over time. We hope you are pleased with your investment progress.

Sincerely,

LOGO

Edward C. Gonzales
President
January 15, 1997

* Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the fund's sales charge was 8.17%.

INVESTMENT REVIEW
--------------------------------------------------------------------------------

The U.S. equity market turned in a strong performance for the period ended November 30, 1996. Stock prices resumed their advance in late July 1996, when investors recognized that corporate profit increases were continuing despite a slowing in economic growth.

111 Corcoran Equity Fund delivered a total return of 13.26% based on net asset value for the six-month period ended November 30, 1996, as compared to 11.89% for the average growth and income fund as reported by Lipper Analytical Services, Inc.* The fund benefited from an overweighting in the financial services and technology sectors.

As of November 30, 1996, the portfolio was 99.4% invested in stocks and had a minimal cash position of 0.6%. Total fund assets were approximately $152.8 million. The fund's ten largest holdings were:

Federal National Mortgage Association           5.3%
EMC Corp.                                       5.1
Intel Corp.                                     3.3
Jefferson-Pilot Corp.                           3.3
General Electric Co.                            3.2
Everest Reinsurance Holdings, Inc.              3.2
United Technologies Corp.                       2.9
Equitable Cos., Inc.                            2.8
Mobil Corp.                                     2.8
Merck & Co., Inc.                               2.8


With continued modest economic growth, low inflation, and stable interest rates, the outlook for stocks remains positive. Although U.S. shares may no longer be undervalued following two exceptionally good years, we believe equities can continue to generate returns comparable to the growth in corporate earnings and cash flow.

* Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective categories indicated. These figures do not reflect sales charges.

111 CORCORAN EQUITY FUND

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                                                                                 VALUE
--------        ------------------------------------------------------------------   ------------
COMMON STOCKS--99.1%
----------------------------------------------------------------------------------
                AEROSPACE--3.3%
                ------------------------------------------------------------------
   8,000        Allied-Signal, Inc.                                                  $    586,000
                ------------------------------------------------------------------
  31,000        United Technologies Corp.                                               4,347,750
                ------------------------------------------------------------------   ------------
                Total                                                                   4,933,750
                ------------------------------------------------------------------   ------------
                AUTOMOBILE--2.1%
                ------------------------------------------------------------------
  56,600        General Motors Corp.                                                    3,261,575
                ------------------------------------------------------------------   ------------
                CHEMICALS--4.3%
                ------------------------------------------------------------------
   6,300        Du Pont E.I. de Nemours & Co.                                             593,775
                ------------------------------------------------------------------
  30,900        Eastman Kodak Co.                                                       2,502,900
                ------------------------------------------------------------------
  71,600        Praxair, Inc.                                                           3,481,550
                ------------------------------------------------------------------   ------------
                Total                                                                   6,578,225
                ------------------------------------------------------------------   ------------
                COMPUTER SERVICES--2.9%
                ------------------------------------------------------------------
  40,000        Electronic Arts, Inc.                                                   1,285,000
                ------------------------------------------------------------------
  65,000        Electronic Data Systems Corp.                                           3,144,375
                ------------------------------------------------------------------   ------------
                Total                                                                   4,429,375
                ------------------------------------------------------------------   ------------
                CONSUMER GOODS--5.1%
                ------------------------------------------------------------------
  30,000        Emerson Electric Co.                                                    2,943,750
                ------------------------------------------------------------------
  47,200        General Electric Co.                                                    4,908,800
                ------------------------------------------------------------------   ------------
                Total                                                                   7,852,550
                ------------------------------------------------------------------   ------------
                ELECTRONICS--13.4%
                ------------------------------------------------------------------
  25,000        Compaq Computer Corp.                                                   1,981,250
                ------------------------------------------------------------------
 200,000        Data General Corp.                                                      2,925,000
                ------------------------------------------------------------------
   6,500        Duracell International, Inc.                                              433,062
                ------------------------------------------------------------------
 240,000        EMC Corp. Mass                                                          7,740,000
                ------------------------------------------------------------------
  40,000        Intel Corp.                                                             5,075,000
                ------------------------------------------------------------------
  60,000        Seagate Technology, Inc.                                                2,370,000
                ------------------------------------------------------------------   ------------
                Total                                                                  20,524,312
                ------------------------------------------------------------------   ------------


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                                 VALUE
--------        ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                ENTERTAINMENT--2.2%
                ------------------------------------------------------------------
  85,000        Carnival Corp., Class A                                              $  2,688,125
                ------------------------------------------------------------------
   9,000        Disney Walt Co.                                                           663,750
                ------------------------------------------------------------------   ------------
                Total                                                                   3,351,875
                ------------------------------------------------------------------   ------------
                FINANCE--9.5%
                ------------------------------------------------------------------
  48,700        American Express Co.                                                    2,544,575
                ------------------------------------------------------------------
  16,000        American International Group, Inc.                                      1,840,000
                ------------------------------------------------------------------
 172,900        Everest Reinsurance Holdings, Inc.                                      4,862,813
                ------------------------------------------------------------------
  30,000        Household International, Inc.                                           2,842,500
                ------------------------------------------------------------------
  20,000        MGIC Investment Corp.                                                   1,497,500
                ------------------------------------------------------------------
  30,000        Vesta Insurance Group, Inc.                                               967,500
                ------------------------------------------------------------------   ------------
                Total                                                                  14,554,888
                ------------------------------------------------------------------   ------------
                FOOD & BEVERAGE--1.5%
                ------------------------------------------------------------------
  28,600        Coca-Cola Co.                                                           1,462,175
                ------------------------------------------------------------------
  30,000        PepsiCo, Inc.                                                             896,250
                ------------------------------------------------------------------   ------------
                Total                                                                   2,358,425
                ------------------------------------------------------------------   ------------
                HEALTH CARE--8.8%
                ------------------------------------------------------------------
  30,000        Abbott Laboratories                                                     1,672,500
                ------------------------------------------------------------------
  40,000        American Home Products Corp.                                            2,570,000
                ------------------------------------------------------------------
  52,000        Johnson & Johnson                                                       2,762,500
                ------------------------------------------------------------------
  51,000        Merck & Co., Inc.                                                       4,233,000
                ------------------------------------------------------------------
 100,000        Tenet Healthcare Corp.                                                  2,237,500
                ------------------------------------------------------------------   ------------
                Total                                                                  13,475,500
                ------------------------------------------------------------------   ------------
                HOUSEHOLD PRODUCTS--1.6%
                ------------------------------------------------------------------
  23,000        Procter & Gamble Co.                                                    2,501,250
                ------------------------------------------------------------------   ------------
                INSURANCE--6.1%
                ------------------------------------------------------------------
 172,000        Equitable Cos., Inc.                                                    4,257,000
                ------------------------------------------------------------------
  86,250        Jefferson-Pilot Corp.                                                   5,024,063
                ------------------------------------------------------------------   ------------
                Total                                                                   9,281,063
                ------------------------------------------------------------------   ------------


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                                 VALUE
--------        ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                METALS--2.0%
                ------------------------------------------------------------------
  48,000        Aluminum Co. of America                                              $  3,054,000
                ------------------------------------------------------------------   ------------
                MORTGAGE--6.8%
                ------------------------------------------------------------------
  20,000        Federal Home Loan Mortgage Corp.                                        2,285,000
                ------------------------------------------------------------------
 197,000        Federal National Mortgage Association                                   8,126,250
                ------------------------------------------------------------------   ------------
                Total                                                                  10,411,250
                ------------------------------------------------------------------   ------------
                OFFICE EQUIPMENT--1.3%
                ------------------------------------------------------------------
  12,000        International Business Machines Corp.                                   1,912,500
                ------------------------------------------------------------------   ------------
                OIL--8.8%
                ------------------------------------------------------------------
  25,000        British Petroleum Co. PLC, ADR                                          3,468,750
                ------------------------------------------------------------------
  23,000        Chevron Corp.                                                           1,541,000
                ------------------------------------------------------------------
  17,000        Exxon Corp.                                                             1,608,625
                ------------------------------------------------------------------
  40,200        Halliburton Co.                                                         2,422,050
                ------------------------------------------------------------------
  35,000        Mobil Corp.                                                             4,235,000
                ------------------------------------------------------------------   ------------
                Total                                                                  13,275,425
                ------------------------------------------------------------------   ------------
                PERSONAL CARE PRODUCTS--0.6%
                ------------------------------------------------------------------
  13,000        Gillette Co.                                                              958,750
                ------------------------------------------------------------------   ------------
                PHARMACEUTICALS--1.9%
                ------------------------------------------------------------------
  75,000        Watson Pharmaceuticals, Inc.                                            2,925,000
                ------------------------------------------------------------------   ------------
                PROCESS INDUSTRIES--1.0%
                ------------------------------------------------------------------
  35,500        International Paper Co.                                                 1,508,750
                ------------------------------------------------------------------   ------------
                PRODUCER MANUFACTURING--1.4%
                ------------------------------------------------------------------
  25,000        Minnesota Mining & Manufacturing Co.                                    2,093,750
                ------------------------------------------------------------------   ------------
                RESTAURANTS--1.8%
                ------------------------------------------------------------------
  59,000        McDonald's Corp.                                                        2,758,250
                ------------------------------------------------------------------   ------------
                RETAIL--7.4%
                ------------------------------------------------------------------
 100,000        Federated Department Stores, Inc.                                       3,412,500
                ------------------------------------------------------------------
 300,000        K Mart Corp.                                                            3,337,500
                ------------------------------------------------------------------


111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

 SHARES                                                                                 VALUE
--------        ------------------------------------------------------------------   ------------
COMMON STOCKS--CONTINUED
----------------------------------------------------------------------------------
                RETAIL--CONTINUED
                ------------------------------------------------------------------
  40,000        Sears, Roebuck & Co.                                                 $  1,990,000
                ------------------------------------------------------------------
 100,000        Wal-Mart Stores, Inc.                                                   2,550,000
                ------------------------------------------------------------------   ------------
                Total                                                                  11,290,000
                ------------------------------------------------------------------   ------------
                TELECOMMUNICATIONS--1.4%
                ------------------------------------------------------------------
  53,100        AT&T Corp.                                                              2,084,175
                ------------------------------------------------------------------   ------------
                TRANSPORTATION--1.0%
                ------------------------------------------------------------------
  15,000        Canadian Pacific, Ltd.                                                    412,500
                ------------------------------------------------------------------
  25,000        North Carolina Railroad Co.                                             1,003,125
                ------------------------------------------------------------------   ------------
                Total                                                                   1,415,625
                ------------------------------------------------------------------   ------------
                UTILITIES--2.9%
                ------------------------------------------------------------------
  24,000        Houston Industries, Inc.                                                  528,000
                ------------------------------------------------------------------
  20,000        Public Service Co. North Carolina, Inc.                                   380,000
                ------------------------------------------------------------------
 165,000        Union Texas Petroleum Holdings, Inc.                                    3,671,250
                ------------------------------------------------------------------   ------------
                Total                                                                   4,579,250
                ------------------------------------------------------------------   ------------
                TOTAL COMMON STOCKS (IDENTIFIED COST $135,706,804)                    151,369,513
                ------------------------------------------------------------------   ------------
MUTUAL FUND SHARES--0.6%
----------------------------------------------------------------------------------
 934,780        Goldman Sachs Money Market Fund (AT NET ASSET VALUE)                      934,780
                ------------------------------------------------------------------   ------------
                TOTAL INVESTMENTS (IDENTIFIED COST $136,641,584)(A)                  $152,304,293
                ------------------------------------------------------------------   ------------


(a) The cost of investments for federal tax purposes amounts to $136,641,584. The net unrealized appreciation of investments on a federal tax basis amounts to $15,662,709 which is comprised of $16,360,099 appreciation and $697,390 depreciation at November 30, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($152,759,692) at November 30, 1996.

The following acronyms are used throughout this portfolio:

ADR--American Depository Receipt
PLC--Public Limited Company

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $136,641,584)    $152,304,293
--------------------------------------------------------------------------------
Income receivable                                                                        341,475
--------------------------------------------------------------------------------
Receivable for investments sold                                                        2,590,781
--------------------------------------------------------------------------------
Deferred expenses                                                                          4,818
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    155,241,367
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for investments purchased                                     $1,787,773
-------------------------------------------------------------------
Payable to Bank                                                           23,041
-------------------------------------------------------------------
Options written, at value (Premium received $445,415)                    523,072
-------------------------------------------------------------------
Accrued expenses                                                         147,789
-------------------------------------------------------------------   ----------
     Total liabilities                                                                 2,481,675
--------------------------------------------------------------------------------    ------------
Net Assets for 9,822,462 shares outstanding                                         $152,759,692
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $134,484,763
--------------------------------------------------------------------------------
Net unrealized appreciation of investments and options                                15,585,052
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and options                               2,467,465
--------------------------------------------------------------------------------
Undistributed net investment income                                                      222,412
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $152,759,692
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($152,759,692 / 9,822,462 shares outstanding)                                             $15.55
--------------------------------------------------------------------------------    ------------
Offering Price Per Share (100/95.50 of $15.55)*                                           $16.28
--------------------------------------------------------------------------------    ------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------
Dividends                                                                                  $   622,296
---------------------------------------------------------------------------------------
Interest                                                                                        30,295
---------------------------------------------------------------------------------------    -----------
    Total income                                                                               652,591
---------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                        $248,489
---------------------------------------------------------------------------
Administrative personnel and services fee                                        45,834
---------------------------------------------------------------------------
Custodian fees                                                                   11,774
---------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                         14,932
---------------------------------------------------------------------------
Directors'/Trustees' fees                                                         1,462
---------------------------------------------------------------------------
Auditing fees                                                                     5,738
---------------------------------------------------------------------------
Legal fees                                                                        1,261
---------------------------------------------------------------------------
Portfolio accounting fees                                                        25,020
---------------------------------------------------------------------------
Share registration costs                                                         13,375
---------------------------------------------------------------------------
Printing and postage                                                              4,758
---------------------------------------------------------------------------
Insurance premiums                                                                1,756
---------------------------------------------------------------------------
Miscellaneous                                                                     2,989
---------------------------------------------------------------------------    --------
    Total expenses                                                              377,388
---------------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------------
  Waiver of investment advisory fee                                $(49,089)
----------------------------------------------------------------
  Waiver of administrative personnel and services fee                (1,876)
----------------------------------------------------------------   --------
    Total waivers and reimbursements                                            (50,965)
---------------------------------------------------------------------------    --------
         Net expenses                                                                          326,423
---------------------------------------------------------------------------------------    -----------
              Net investment income                                                            326,168
---------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
---------------------------------------------------------------------------------------
Net realized gain on investments and options                                                   933,543
---------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments and options                            10,911,599
---------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments and options                             11,845,142
---------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                    $12,171,310
---------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                              (UNAUDITED)         YEAR ENDED
                                                           NOVEMBER 30, 1996     MAY 31, 1996
                                                           -----------------     ------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------
OPERATIONS--
--------------------------------------------------------
Net investment income                                         $    326,168       $   294,032
--------------------------------------------------------
Net realized gain on investments and options ($933,543
and $1,973,979 net gain, respectively, as computed for
federal tax purposes)                                              933,543         1,973,979
--------------------------------------------------------
Net change in unrealized appreciation                           10,911,599         3,538,240
--------------------------------------------------------      ------------       -----------
     Change in net assets resulting from operations             12,171,310         5,806,251
--------------------------------------------------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------
Distributions from net investment income                          (149,967)         (337,321)
--------------------------------------------------------
Distributions from net realized gains                                   --          (479,791)
--------------------------------------------------------      ------------       -----------
     Change in net assets resulting from distributions
     to shareholders                                              (149,967)         (817,112)
--------------------------------------------------------      ------------       -----------
SHARE TRANSACTIONS--
--------------------------------------------------------
Proceeds from sale of shares                                   114,183,736         5,713,327
--------------------------------------------------------
Net asset value of shares issued to shareholders in
payment of distributions declared                                   13,695            47,934
--------------------------------------------------------
Cost of shares redeemed                                         (2,653,478)       (6,136,880)
--------------------------------------------------------      ------------       -----------
     Change in net assets resulting from share
       transactions                                            111,543,953          (375,619)
--------------------------------------------------------      ------------       -----------
          Change in net assets                                 123,565,296         4,613,520
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
Beginning of period                                             29,194,396        24,580,876
--------------------------------------------------------      ------------       -----------
End of period (including undistributed net investment
income of $222,412 and $46,211, respectively)                 $152,759,692       $29,194,396
--------------------------------------------------------      ------------       -----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  SIX MONTHS
                                                                     ENDED
                                                                   NOVEMBER
                                                                      30,            YEAR ENDED
                                                                  (UNAUDITED)          MAY 31,
                                                                  -----------    -------------------
                                                                     1996         1996       1995(A)
                                                                  -----------    ------      -------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $13.80      $11.48      $10.00
---------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
---------------------------------------------------------------
  Net investment income                                                0.07        0.14        0.11
---------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments and
  options                                                              1.75        2.57        1.44
---------------------------------------------------------------      ------      ------      ------
  Total from investment operations                                     1.82        2.71        1.55
---------------------------------------------------------------      ------      ------      ------
LESS DISTRIBUTIONS
---------------------------------------------------------------
  Distributions from net investment income                            (0.07)      (0.16)      (0.07)
---------------------------------------------------------------
  Distributions from net realized gain on investments and
  options                                                                --       (0.23)         --
---------------------------------------------------------------      ------      ------      ------
  Total distributions                                                 (0.07)      (0.39)      (0.07)
---------------------------------------------------------------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                       $15.55      $13.80      $11.48
---------------------------------------------------------------      ------      ------      ------
TOTAL RETURN(B)                                                       13.26%      23.91%      15.55%
---------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
---------------------------------------------------------------
  Expenses                                                             1.12%*      1.25%       1.25%*
---------------------------------------------------------------
  Net investment income                                                1.12%*      1.08%       3.00%*
---------------------------------------------------------------
  Expense waiver/reimbursement(c)                                      0.17%*      0.20%       1.42%*
---------------------------------------------------------------
SUPPLEMENTAL DATA
---------------------------------------------------------------
  Net assets, end of period (000 omitted)                          $152,760      $29,194     $24,581
---------------------------------------------------------------
  Portfolio turnover                                                     56%         69%          4%
---------------------------------------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from December 5, 1994 (date of initial public investment) to May 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide high total return over longer periods of time through appreciation of capital and current income provided by dividends and interest payments.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Unlisted equity securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver (a call), or to receive (a put), the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and an unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended November 30, 1996, the Fund had a realized loss of $216,698 on written options.

     The following is a summary of the Fund's written options activity:

                                                                     NUMBER OF      AGGREGATE
                              CONTRACTS                              CONTRACTS     FACE VALUE
    --------------------------------------------------------------   ----------    -----------
    Outstanding at May 31, 1996                                             0        $      0
    Contracts opened                                                    1,150         445,415
    Contracts expired                                                       0               0
                                                                        -----        --------
    Outstanding at November 30, 1996                                    1,150        $445,415
                                                                        =====        ========


     At November 30, 1996, the Fund had the following outstanding options:

                                                                             UNREALIZED
                                                  EXERCISE    NUMBER OF     APPRECIATION      MARKET
         ISSUER        TYPE    EXPIRATION DATE     PRICE      CONTRACTS    (DEPRECIATION)     VALUE
    -----------------  -----   ----------------   --------    ---------    --------------    --------
    Halliburton         Call   December 1996        $ 60         400          $(17,794)      $ 80,000
    Proctor & Gamble    Call   December 1996         105         230            90,456        158,072
    Intel               Call   December 1996         130         400             2,407        120,000
    IBM                 Call   January 1997          150         120             2,588        165,000
                                                                              --------       --------
    Total                                                                     $ 77,657       $523,072
                                                                              ========       ========


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

Transactions in shares were as follows:

                                                          SIX MONTHS ENDED        YEAR ENDED
                                                         NOVEMBER 30, 1996       MAY 31, 1996
------------------------------------------------------   ------------------     --------------
Shares sold                                                   7,894,778              457,100
------------------------------------------------------
Shares issued to shareholders in payment of
distributions declared                                              980                3,800
------------------------------------------------------
Shares redeemed                                                (189,040)            (485,448)
------------------------------------------------------        ---------             --------
     Net change resulting from share transactions             7,706,718              (24,548)
------------------------------------------------------        ---------             --------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.85% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of an investment sub-advisory agreement between the Adviser and Franklin Street Advisors, Inc., (the "Sub-Adviser"), the Sub-Adviser receives an annual fee equal to 0.65% of the Fund's average daily net assets payable by the investment adviser from the Advisory fees. The Sub-Adviser may voluntarily choose to waive any portion of its fee.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $35,000 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following December 2, 1994 (the date the Fund became effective). For the period ended November 30, 1996, the Fund paid $1,470 pursuant to this agreement.

111 CORCORAN EQUITY FUND
--------------------------------------------------------------------------------

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

------------------------------------------------------------------------------
Purchases                                                                        $145,915,636
------------------------------------------------------------------------------   ------------
Sales                                                                            $ 34,438,867
------------------------------------------------------------------------------   ------------

TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.


LOGO


                                                  111 Corcoran
                                                 North Carolina
                                                   Municipal
                                                 Securities Fund

                                                Semi-Annual Report


                                                November 30, 1996


Federated Securities Corp. is the distributor of the fund.

Cusip 682365101
2122401 (1/97)

PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present your Semi-Annual Report to Shareholders for 111 Corcoran North Carolina Municipal Securities Fund, which covers the six-month period ended November 30, 1996.

This report contains complete information about the fund's operations during the reporting period, including an investment review by the fund's portfolio manager, a listing of the fund's municipal bond holdings, and the fund's financial statements.

To help your money earn double-tax-free income--exempt from federal and North Carolina state income taxes--the fund invests primarily in a portfolio of high-quality bonds issued by North Carolina municipalities.* All bonds in the fund's portfolio are rated A or higher by nationally recognized rating agencies.

During the six-month period ended November 30, 1996, the fund had achieved a total return based on net asset value of 5.91% through double-tax-free income totaling $0.24 per share, and a 3% increase in net asset value. The fund's net assets stood at $37.4 million at the end of the six-month period.+

Thank you for selecting this fund as a way to help keep more of your investment income in your pocket. We will continue to keep you informed about your fund's progress.

Sincerely,

LOGO

Edward C. Gonzales
President
January 15, 1997

* Income may be subject to the federal alternative minimum tax.

+ Performance quoted represents past performance. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period reflecting the fund's sales charge was 1.12%.


INVESTMENT REVIEW
--------------------------------------------------------------------------------

Municipal bonds reflected good strength over the six-month period ended November 30, 1996, and the North Carolina Municipal Securities Fund generated a total return based on net asset value for this period of 5.91%. This rally was a welcome relief from the weakness exhibited during the first few months of 1996.

During the six-month reporting period North Carolina bonds produced lower returns than the national municipal credits. Recently, North Carolina bonds have not commanded the big premiums that were formerly present. This is probably due to the elimination of the intangibles tax which penalized out-of-state issues. Also, it appears that there are more lower quality revenue issues and certificates of participation versus the higher quality general obligation credits.

Going into 1997, we are fairly positive on the bond market. Inflation seems to be well under control and the political balance of power seems to be moving to the right. Our plan for the next several months is to stay with high quality issues since lowering quality does not currently reward the investor with sufficient increased return for the risk.
111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*        VALUE
----------        -------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--97.0%
-------------------------------------------------------------------------
                  NORTH CAROLINA--95.6%
                  -------------------------------------------------------
$  550,000        Alamance County, NC, 4.90% GO UT Bonds, 4/1/2010           AA-        $   540,821
                  -------------------------------------------------------
   250,000        Alamance County, NC, 5.90% GO UT, 5/1/2006                 AA-            269,425
                  -------------------------------------------------------
   500,000        Buncombe County, NC, 4.90% GO UT Bonds, 4/1/2007           AA-            507,060
                  -------------------------------------------------------
   410,000        Buncombe County, NC, 4.90% GO UT Bonds, 4/1/2008           AA-            412,636
                  -------------------------------------------------------
   500,000        Buncombe County, NC, 5.10% GO UT Refunding Bonds,
                  3/1/2009                                                   AA-            507,940
                  -------------------------------------------------------
   500,000        Burke County, NC, 6.30% GO UT Bonds, (MBIA INS),
                  3/1/2006                                                   AAA            550,415
                  -------------------------------------------------------
   500,000        Cabarrus County, NC, 4.80% GO UT Bonds, (FGIC INS)/
                  (Original Issue Yield: 4.85%), 3/1/2009                    AAA            491,105
                  -------------------------------------------------------
   865,000        Cabarrus County, NC, 4.80% GO UT Refunding Bonds, (FGIC
                  INS), 3/1/2010                                             AAA            836,671
                  -------------------------------------------------------
   250,000        Catawba County, NC, 5.70% GO UT Bonds, 6/1/2003            AA-            269,017
                  -------------------------------------------------------
   500,000        Catawba County, NC, 5.75% GO UT Bonds, 6/1/2007            AA-            537,350
                  -------------------------------------------------------
   500,000        Catawba County, NC, 5.85% Hospital Refunding Revenue
                  Bond, (AMBAC), 10/1/2004                                   AAA            539,720
                  -------------------------------------------------------
   500,000        Catawba County, NC, 5.95% Hospital Refunding Revenue
                  Bonds, (AMBAC)/(Original Issue Yield: 6.00%), 10/1/2005    AAA            539,845
                  -------------------------------------------------------
   500,000        Charlotte, NC, 5.30% GO UT Bonds, 4/1/2008                 AAA            521,855
                  -------------------------------------------------------
   250,000        Charlotte, NC, 6.50% GO UT Bonds, (United States
                  Treasury PRF), 1/1/2001 (@102)                             AAA            276,235
                  -------------------------------------------------------
   250,000        Charlotte, NC, 6.50% GO UT Bonds, (United States
                  Treasury PRF), 2/1/2001 (@102)                             AAA            276,235
                  -------------------------------------------------------
   750,000        Charlotte, NC, 5.30% GO UT Public Improvement Bonds,
                  4/1/2008                                                   AAA            782,783
                  -------------------------------------------------------
   500,000        Charlotte, NC, 5.50% GO UT Refunding Bonds (Series A),
                  7/1/2004                                                   AAA            531,270
                  -------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*        VALUE
----------        -------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  -------------------------------------------------------
$  400,000        Charlotte-Mecklenburg Hospital Authority, NC, 6.375%
                  Health Care System Revenue Refunding Bonds, 1/1/2009        AA            427,008
                  -------------------------------------------------------
   500,000        Chatham County, NC, 5.40% GO UT Bonds, 4/1/2007             A+            525,750
                  -------------------------------------------------------
   500,000        Chatham County, NC, 5.40% GO UT Bonds, 4/1/2010             A+            514,595
                  -------------------------------------------------------
 1,000,000    (b) Craven County, NC, 5.50% GO UT Bonds, (MBIA INS),
                  6/1/2010                                                   AAA          1,044,170
                  -------------------------------------------------------
   600,000        Cumberland County, NC, 5.80% GO UT Bonds, (MBIA INS),
                  2/1/2007                                                   AAA            642,666
                  -------------------------------------------------------
   470,000        Duplin County, NC, 5.30% GO UT Bonds, (MBIA INS),
                  4/1/2007                                                   AAA            489,138
                  -------------------------------------------------------
   500,000        Durham & Wake Counties Special Airport District, NC,
                  5.75% GO UT Refunding Bonds, 4/1/2002                      AAA            536,270
                  -------------------------------------------------------
   250,000        Fayetteville, NC Public Works Commission, 5.90% Revenue
                  Bonds (Series B), (FSA LOC), 3/1/2007                      AAA            266,335
                  -------------------------------------------------------
 1,250,000        Forsyth County, NC, 5.70% GO UT , 8/1/2010                 AAA          1,309,200
                  -------------------------------------------------------
   500,000        Forsyth County, NC, Public Improvement, 5.60% GO UT
                  Bonds, 8/1/2009                                            AAA            524,180
                  -------------------------------------------------------
   500,000        Gaston County, NC, 5.00% GO UT Bonds, (AMBAC INS),
                  3/1/2010                                                   AAA            498,760
                  -------------------------------------------------------
   750,000        Gaston County, NC, 5.10% GO UT Bonds, (AMBAC INS),
                  3/1/2011                                                   AAA            751,830
                  -------------------------------------------------------
   500,000        Greensboro, NC, 6.30% GO UT Bonds, PRF, 3/1/2002 (@
                  102)                                                       AAA            554,425
                  -------------------------------------------------------
   500,000        Guilford County, NC, 5.30% GO UT Bonds, 5/1/2010           AA+            512,305
                  -------------------------------------------------------
   500,000        Guilford County, NC, 5.30% GO UT Bonds, 5/1/2009           AA+            517,250
                  -------------------------------------------------------
 1,000,000        Guilford County, NC, 5.40% GO UT Bonds, (Original Issue
                  Yield: 5.55%), 4/1/2009                                    AA+          1,039,660
                  -------------------------------------------------------
   500,000        Iredell County, NC, 5.50% Certificates of
                  Participation, (FGIC INS), 6/1/2001                        AAA            523,815
                  -------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*        VALUE
----------        -------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  -------------------------------------------------------
$  350,000        Iredell County, NC, 6.125% Certificates of
                  Participation, (FGIC INS), 6/1/2007                        AAA            376,800
                  -------------------------------------------------------
   500,000        Mecklenburg County, NC, 5.90% GO UT Refunding Bonds,
                  3/1/2004                                                   AAA            538,425
                  -------------------------------------------------------
   500,000        Mooresville, NC Grade School District Facilities Corp.,
                  6.30% Certificates of Participation, (AMBAC INS),
                  10/1/2009                                                  AAA            543,070
                  -------------------------------------------------------
   500,000        Morganton, NC, 5.60% GO UT Revenue Bonds, (FGIC INS),
                  6/1/2007                                                   AAA            534,800
                  -------------------------------------------------------
   500,000        Morganton, NC, 5.70% GO UT Revenue Bonds, (FGIC INS),
                  6/1/2012                                                   AAA            525,340
                  -------------------------------------------------------
   500,000        Morganton, NC, 5.60% Water & Sewer GO UT Revenue Bonds,
                  6/1/2008                                                   AAA            531,915
                  -------------------------------------------------------
 1,000,000        New Hanover County, NC, (Project R-5) 5.40% GO UT
                  Bonds, 3/1/2009                                             A+          1,033,000
                  -------------------------------------------------------
   500,000        New Hanover County, NC, 5.50% GO UT Bonds, 3/1/2012         A+            513,760
                  -------------------------------------------------------
   200,000        North Carolina Medical Care Commission Hospital, 5.95%
                  Revenue Bonds, (Presbyterian Health Services Corp),
                  10/1/2007                                                   AA            207,650
                  -------------------------------------------------------
 1,750,000        North Carolina Municipal Power Agency No. 1, 10.50%
                  Revenue Bonds, (Catawba Electric)/(United States
                  Treasury COL), 1/1/2010                                    AAA          2,471,210
                  -------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, 5.25%
                  Revenue Refunding Bonds, (Catawba Electric)/ (AMBAC
                  INS)/(Original Issue Yield: 5.55%), 1/1/2008               AAA            514,165
                  -------------------------------------------------------
   500,000        North Carolina Municipal Power Agency No. 1, 5.75%
                  Revenue Refunding Bonds, (Catawba Electric)/(AMBAC
                  INS), 1/1/2002                                             AAA            528,120
                  -------------------------------------------------------
   535,000        North Carolina State, 6.20% GO UT Bonds (Series A),
                  (United States Treasury PRF), 3/1/2002 (@102)              AAA            590,688
                  -------------------------------------------------------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL                                                                    CREDIT
  AMOUNT                                                                    RATING*        VALUE
----------        -------------------------------------------------------   --------    -----------
MUNICIPAL SECURITIES--CONTINUED
-------------------------------------------------------------------------
                  NORTH CAROLINA--CONTINUED
                  -------------------------------------------------------
$  250,000        Pitt County, NC, 6.05% Certificate of Participation,
                  (FGIC INS), 4/1/1998                                       AAA            257,330
                  -------------------------------------------------------
   500,000        Randolph County, NC, 6.20% GO UT Bonds, 5/1/2005            A+            544,275
                  -------------------------------------------------------
   500,000        Rowan County, NC, 5.60% GO UT Bonds, (FGIC INS),
                  5/1/2011                                                   AAA            519,715
                  -------------------------------------------------------
   500,000        Rowan County, NC, 5.60% GO UT Bonds, (MBIA INS),
                  4/1/2009                                                   AAA            528,565
                  -------------------------------------------------------
 1,000,000        Union County, NC, 5.00% GO UT Bonds, (MBIA INS),
                  5/1/2007                                                   AAA          1,020,740
                  -------------------------------------------------------
   500,000        Union County, NC, 5.80% GO UT School Bonds, 3/1/2006        A+            533,120
                  -------------------------------------------------------
   500,000        Wake County, NC Industrial Facilities & PCFA, 6.90%
                  Revenue Bonds, (Carolina Power & Light Co.), 4/1/2009       A             539,565
                  -------------------------------------------------------
   500,000        Wilmington, NC, 6.30% GO UT Bonds, 3/1/2005                 A+            545,515
                  -------------------------------------------------------
 1,185,000        Wilmington, NC, 4.80% GO UT Refunding Bonds, 3/1/2008       A+          1,171,823
                  -------------------------------------------------------
 1,000,000        Winston-Salem, NC, 6.25% Water & Sewer System Bonds,
                  6/1/2005                                                   AA+          1,095,790
                  -------------------------------------------------------
   500,000        Winston-Salem, NC, 5.40% GO UT Bonds, (Original Issue
                  Yield: 5.30%), 6/1/2009                                    AAA            521,505
                  -------------------------------------------------------
   500,000        Winston-Salem, NC, 5.40% GO UT Bonds, 6/1/2011             AAA            514,985
                  -------------------------------------------------------               -----------
                  Total                                                                  35,769,611
                  -------------------------------------------------------               -----------
                  PUERTO RICO--1.4%
                  -------------------------------------------------------
   500,000        Puerto Rico Electric Power Authority, 5.75% Refunding
                  Revenue Bonds (Series V), (FSA INS), 7/1/2007              AAA            529,405
                  -------------------------------------------------------               -----------
                  TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST
                  $35,023,864)                                                           36,299,016
                  -------------------------------------------------------               -----------


111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

                                                                            CREDIT
  SHARES                                                                   RATING*        VALUE
----------    ----------------------------------------------------------   --------    -----------
MUTUAL FUND SHARES--1.8%
------------------------------------------------------------------------
     5,000    North Carolina Daily Tax-Free Income Money Market Fund                   $     5,000
              ----------------------------------------------------------
   686,325    PNC North Carolina Money Market Fund                                         686,325
              ----------------------------------------------------------               -----------
              TOTAL MUTUAL FUND SHARES (AT NET ASSET VALUE)                                691,325
              ----------------------------------------------------------               -----------
              TOTAL INVESTMENTS (IDENTIFIED COST $35,715,189)(A)                       $36,990,341
              ----------------------------------------------------------               -----------


(a) The cost of investments for federal tax purposes amounts to $35,715,189. The net unrealized appreciation of investments on a federal tax basis amounts to $1,275,152 which is comprised of $1,311,681 appreciation and $36,529 depreciation at November 30, 1996.

(b) Represents delayed delivery security.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets
      ($37,405,916) at November 30, 1996.

The following acronym(s) are used throughout this portfolio:

AMBAC  -- American Municipal Bond Assurance Corporation
COL    -- Collateralized
FGIC   -- Financial Guaranty Insurance Company
FSA    -- Financial Security Assurance
GO     -- General Obligation
INS    -- Insured
LOC    -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
PCFA   -- Pollution Control Finance Authority
PRF    -- Prerefunded
UT     -- Unlimited Tax


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
--------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $35,715,189)     $36,990,341
--------------------------------------------------------------------------------
Income receivable                                                                       583,067
--------------------------------------------------------------------------------
Deferred expenses                                                                         2,499
--------------------------------------------------------------------------------    -----------
     Total assets                                                                    37,575,907
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Income distribution payable                                             $168,269
---------------------------------------------------------------------
Accrued expenses                                                           1,722
---------------------------------------------------------------------   --------
     Total liabilities                                                                  169,991
--------------------------------------------------------------------------------    -----------
Net Assets for 3,496,985 shares outstanding                                         $37,405,916
--------------------------------------------------------------------------------    -----------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $36,404,267
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            1,275,152
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                           (273,503)
--------------------------------------------------------------------------------    -----------
     Total Net Assets                                                               $37,405,916
--------------------------------------------------------------------------------    -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share
($37,405,916 / 3,496,985 shares outstanding)                                             $10.70
--------------------------------------------------------------------------------    -----------
Offering Price Per Share (100/95.50 of $10.70)*                                          $11.20
--------------------------------------------------------------------------------    -----------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------
Interest                                                                             $  968,901
---------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------
Investment advisory fee                                                 $ 139,726
---------------------------------------------------------------------
Administrative personnel and services fee                                  27,755
---------------------------------------------------------------------
Custodian fees                                                             12,148
---------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                   15,848
---------------------------------------------------------------------
Directors'/Trustees' fees                                                   1,398
---------------------------------------------------------------------
Auditing fees                                                               6,724
---------------------------------------------------------------------
Legal fees                                                                  1,454
---------------------------------------------------------------------
Portfolio accounting fees                                                  28,047
---------------------------------------------------------------------
Share registration costs                                                    8,543
---------------------------------------------------------------------
Printing and postage                                                        2,830
---------------------------------------------------------------------
Insurance premiums                                                          2,032
---------------------------------------------------------------------
Miscellaneous                                                               6,653
---------------------------------------------------------------------   ---------
     Total expenses                                                       253,158
---------------------------------------------------------------------
Waivers--
---------------------------------------------------------------------
     Waiver of investment advisory fee                                   (139,726)
---------------------------------------------------------------------   ---------
          Net expenses                                                                  113,432
---------------------------------------------------------------------------------    ----------
               Net investment income                                                    855,469
---------------------------------------------------------------------------------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------
Net realized gain on investments                                                         54,608
---------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                  1,214,610
---------------------------------------------------------------------------------    ----------
     Net realized and unrealized gain on investments                                  1,269,218
---------------------------------------------------------------------------------    ----------
          Change in net assets resulting from operations                             $2,124,687
---------------------------------------------------------------------------------    ----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  SIX MONTHS
                                                                    ENDED
                                                                 NOVEMBER 30,    YEAR ENDED
                                                                     1996         MAY 31,
                                                                 (UNAUDITED)        1996
                                                                 ------------    ----------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------
OPERATIONS--
--------------------------------------------------------------
Net investment income                                             $  855,469    $ 1,765,532
--------------------------------------------------------------
Net realized gain (loss) on investments ($54,608 net gain and
$54,981 net loss, respectively, as computed for federal tax
purposes)                                                             54,608        452,751
--------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               1,214,610       (780,988)
--------------------------------------------------------------   -----------     ----------
     Change in net assets resulting from operations                2,124,687      1,437,295
--------------------------------------------------------------   -----------     ----------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------------------
Distributions from net investment income                            (855,469)    (1,766,573)
--------------------------------------------------------------   -----------     ----------
SHARE TRANSACTIONS--
--------------------------------------------------------------
Proceeds from sale of shares                                       2,696,014      6,836,955
--------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                89,804        255,401
--------------------------------------------------------------
Cost of shares redeemed                                           (3,521,117)    (9,694,151)
--------------------------------------------------------------   -----------     ----------
     Change in net assets resulting from share transactions         (735,299)    (2,601,795)
--------------------------------------------------------------   -----------     ----------
          Change in net assets                                       533,919     (2,931,073)
--------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------
Beginning of period                                               36,871,997     39,803,070
--------------------------------------------------------------   -----------     ----------
End of period                                                    $37,405,916    $36,871,997
--------------------------------------------------------------   -----------     ----------


(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS
                                         ENDED
                                      (UNAUDITED)                      YEAR ENDED MAY 31,
                                      NOVEMBER 30,       ----------------------------------------------
                                          1996            1996         1995         1994        1993(A)
                                      ------------       ------       ------       ------       -------
NET ASSET VALUE, BEGINNING OF
PERIOD                                   $10.34          $10.44       $10.17       $10.36       $10.00
-----------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------
  Net investment income                    0.24            0.49         0.48         0.47         0.37
-----------------------------------
  Net realized and unrealized gain
  (loss) on investments                    0.36           (0.10)        0.27        (0.18)        0.36
-----------------------------------      ------          ------       ------       ------       ------
Total from investment operations           0.60            0.39         0.75         0.29         0.73
-----------------------------------      ------          ------       ------       ------       ------
LESS DISTRIBUTIONS
-----------------------------------
  Distributions from net investment
  income                                  (0.24)          (0.49)       (0.48)       (0.47)       (0.37)
-----------------------------------
  Distributions from net realized
  gain on investments                        --              --           --        (0.01)          --
-----------------------------------      ------          ------       ------       ------       ------
Total distributions                       (0.24)          (0.49)       (0.48)       (0.48)       (0.37)
-----------------------------------      ------          ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD           $10.70          $10.34       $10.44       $10.17       $10.36
-----------------------------------      ------          ------       ------       ------       ------
TOTAL RETURN(B)                            5.91%           3.72%        7.71%        2.68%        7.37%
-----------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------
  Expenses                                 0.61%*          0.52%        0.57%        0.69%        0.70%*
-----------------------------------
  Net investment income                    4.59%*          4.73%        4.82%        4.42%        4.51%*
-----------------------------------
  Expense waiver/reimbursement(c)          0.75%*          0.75%        0.75%        0.75%        0.99%*
-----------------------------------
SUPPLEMENTAL DATA
-----------------------------------
  Net assets, end of period (000
  omitted)                              $37,406          $36,872      $39,803      $45,864      $28,152
-----------------------------------
  Portfolio turnover                         13%             61%          47%          24%          17%
-----------------------------------


* Computed on an annualized basis.

(a) Reflects operations for the period from July 22, 1992 (date of initial public investment) to May 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1996 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

The 111 Corcoran Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of 111 Corcoran North Carolina Municipal Securities Fund (the "Fund"), a non-diversified portfolio. The investment objective of the Fund is to provide income which is exempt from federal regular income tax and North Carolina state income tax. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At May 31, 1996, the Fund, for federal tax purposes, had a capital loss carryforward of $327,976, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $272,995 will expire in 2003 and $54,981 will expire in 2004.

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized over a period not to exceed five years from the Fund's commencement date.

     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

                                                                 SIX MONTHS
                                                                   ENDED         YEAR ENDED
                                                                NOVEMBER 30,      MAY 31,
                                                                    1996            1996
-------------------------------------------------------------   ------------     ----------
Shares sold                                                        258,614         651,305
-------------------------------------------------------------
Shares issued to shareholders in payment of distributions
declared                                                             8,600          24,282
-------------------------------------------------------------
Shares redeemed                                                   (337,098)       (923,053)
-------------------------------------------------------------     --------        --------
  Net change resulting from share transactions                     (69,884)       (247,466)
-------------------------------------------------------------     --------        --------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Central Carolina Bank and Trust Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets.

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

111 CORCORAN NORTH CAROLINA MUNICIPAL

SECURITIES FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $43,033 were borne initially by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following May 1, 1992 (the date the Fund became effective). For the period ended November 30, 1996, the Fund paid $7,172 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended November 30, 1996, were as follows:

--------------------------------------------------------------------------------
Purchases                                                                          $4,688,421
--------------------------------------------------------------------------------   ----------
Sales                                                                              $5,874,550
--------------------------------------------------------------------------------   ----------


(6) CONCENTRATION OF CREDIT RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 1996, 35% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12% of total investments.

TRUSTEES                                        OFFICERS
--------------------------------------------------------------------------------------
John F. Donahue                                 John F. Donahue
Thomas G. Bigley                                Chairman
John T. Conroy, Jr.                             Edward C. Gonzales
William J. Copeland                             President and Treasurer
James E. Dowd                                   J. Christopher Donahue
Lawrence D. Ellis, M.D.                         Executive Vice President
Edward L. Flaherty, Jr.                         John W. McGonigle
Edward C. Gonzales                              Executive Vice President and Secretary
Peter E. Madden                                 Richard B. Fisher
Gregor F. Meyer                                 Vice President
John E. Murray, Jr.                             Joseph S. Machi
Wesley W. Posvar                                Vice President and Assistant Treasurer
Marjorie P. Smuts                               C. Grant Anderson
                                                Assistant Secretary


Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.